Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
22.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

	2023		2024
Securities sold:
Stocks	~~W~~	628,225	640
Bonds		477,626	354,084
Others		343,783	3,117

		1,449,634	357,841
Gold/silver deposits		419,343	597,058

	~~W~~	1,868,977	954,899